OPERATING INCOME - Interest and valuation on financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING INCOME
Interest on debt instruments using the effective interest method	$ 588,792	$ 311,488	$ 308,453
Interest and valuation on financial instruments	1,362,700	470,554	214,858
Interest and valuation on financial assets instruments	1,951,492	782,042	523,311
Debt investments
OPERATING INCOME
Interest and valuation on financial instruments	1,198,296	466,124	533,506
Derivatives
OPERATING INCOME
Interest and valuation on financial instruments	171,381	33,637	(337,796)
Spot transactions
OPERATING INCOME
Interest and valuation on financial instruments	77,433	27,348	20,173
Repos
OPERATING INCOME
Interest and valuation on financial instruments	$ (84,410)	$ (56,555)	$ (1,025)